Short-Term Debt (Tables)	12 Months Ended
Dec. 31, 2025
Short-Term Debt [Abstract]
Short-Term Debt and Related Weighted-Average Interest Rates
millions of dollars
2025
Weighted
average
interest rate 2024
Weighted
average
interest rate
Florida Electric Utility
Advances on revolving credit facilities $
1,059 4.01% $
915 4.77%
Canadian Electric Utilities
Advances on non-revolving credit facilities
500 3.35% -
- %
Bank indebtedness
42 - % -
- %
Gas Utilities and Infrastructure
PGS – Advances on revolving credit facilities
199 4.63%
199 5.36%
NMGC – Advances on revolving credit facilities
20 4.77%
46 5.52%
NMGC – Advances on non-revolving term facilities
96 4.63% -
- %
Other Electric Utilities
GBPC – Advances on revolving credit facilities -
- %
19 7.20%
Other
TECO Finance – Advances on revolving credit and term facilities
7 5.21%
265 5.53%
Emera – Bank indebtedness
-
- %
2 - %
$
1,923 $
1,446
Adjustment
Classification as liabilities held for sale
(1)
(116) (46)
Short-term debt $
1,807 $
1,400
(1) On August 5, 2024, Emera announced
an agreement to sell NMGC. As a result,
NMGC's assets and liabilities were classified
as held for
sale beginning in Q3 2024. For further details
on the pending transaction, refer to note
4.
The Company’s total short-term unsecured revolving
and non-revolving credit facilities, outstanding
borrowings and available capacity as at December 31 were
as follows:
millions of dollars Maturity 2025 2024
TEC – committed revolving credit facility 2030 $
1,645 $
1,151
TECO Finance – committed revolving credit facility 2030
548
576
NSPI – non-revolving credit facility 2026
500 -
PGS – revolving credit facility 2030
343
360
NMGC – revolving credit facility
(1)
2027
171
180
NMGC – non-revolving term facility
(1)
2026
96 -
Other – committed revolving credit facilities Various
29
35
Total $
3,332 $
2,302
Less:
Advances under revolving credit and term facilities
1,881
1,400
Letters of credit issued within the credit facilities
3
4
Total
advances under available facilities
1,884
1,404
Available capacity under existing agreements $
1,448 $
898
(1) On August 5, 2024, Emera announced an
agreement to sell NMGC. As a result,
NMGC's assets and liabilities were classified as
held for sale beginning in Q3 2024. For further details
on the pending transaction, refer to note 4.